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 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- MAY 14,
                                      2010*

Fund (prospectus date)                                        Form #             SAI Form # (date)
RiverSource Limited Duration Bond Fund (9/29/09)              S-6265-99 J        S-6500 CJ (4/1/10)
RiverSource Variable Portfolio -- Limited Duration Bond
Fund (4/14/10)                                                S-6546-99 A        S-6546-20 A (4/14/10)



Timothy J. Doubek, member of the Investment Grade Credit Sector Team and portfolio manager for the above mentioned Funds, is taking a leave of absence from April 18, 2010 through approximately August 23, 2010. The Funds will continue to be managed by Tom Murphy, portfolio manager and Sector Leader of the Investment Grade Credit Sector Team. His biography appears below:

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Tom Murphy, CFA, Portfolio Manager

-   Managed the Fund since 2003.

-   Sector Leader of the investment grade credit sector team.

-   Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-   Began investment career in 1986.

-   MBA, University of Michigan.

S-6265-6 A (5/10)

*Valid until August 24, 2010.